Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2018
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
Ironclad Managed Risk Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the Ironclad Managed Risk Fund (the "Fund") are to seek current income and gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund's primary strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds ("ETFs"). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund's investment advisor seeks to reduce the overall volatility of returns by managing a portfolio of options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment equal to the difference between the option's exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price. The Fund collects option premium income when it sells the put option. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price will be higher than the exercise price. Accordingly, the Fund retains all put premium income collected during market advances. The Fund's investment advisor determines the Fund's exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the market price of the index or ETF. The Fund's investment advisor segregates on a daily basis cash, or other liquid assets, in an amount equal to the Fund's net obligations under each put option.

Options may also be used to protect the Fund's investments against changes resulting from market conditions (a practice called "hedging") or to generate income and gains. A call option gives the purchaser of the option, upon payment of a premium, the right to buy a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. The Fund may purchase and sell put and call options to adjust the risk and return of its overall investment positions. When the Fund's investment advisor believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the advisor anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

All option positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), other listed options or debt rated investment grade by at least one nationally recognized statistical ratings organization ("NRSRO").

The Fund may take a defensive position when the Fund's investment advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund's investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of the principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider the risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Credit Risk. The issuer of a fixed-income security held by the Fund may be unable or unwilling to make timely payments of interest or principal.

ETF Risk. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

Equity Risk. The value of an equity market index tends to fluctuate based on price movements in the broader securities markets due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities listed on the index participate, or factors relating to specific companies listed on the index.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer.

Interest Rate Risk. Generally, fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, and lower rated securities are more volatile than higher rated securities.

Management and Strategy Risk. Investment strategies employed by the advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Options Risk. The value of the Fund's positions in options will fluctuate in response to changes in the values of the assets they track, among other factors. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The value of a put option generally decreases as the underlying asset increases in value and increases as the underlying asset decreases in value. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. The value of a call option generally increases as the underlying asset increases in value and decreases as the underlying asset decreases in value. The risk associated with selling a call option is that the market value of the underlying security could increase and the option could be exercised, obligating the seller of the call option to settle the transaction at an exercise price that is lower than the prevailing market price. Written call and put options may limit the Fund's participation in equity market gains and may amplify losses in market declines. When buying options, risk is limited to the premium paid for the option. Purchased put and call options may expire worthless. Gains or losses from options can be substantially greater than the option's original premium, and can therefore involve leverage. The selling of options is a highly specialized activity that entails greater than ordinary investment risks.

Ratings Risk. A credit rating only reflects the view of the originating rating agency. Changes to or the withdrawal of a rating may result in the security becoming less liquid or losing value.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider the risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total returns have varied from year to year. The Fund's primary benchmark is the CBOE S&P 500 PutWrite Index. The table below illustrates how the Fund's average annual total returns for the periods indicated compare with the Fund's primary benchmark, as well as the S&P 500 Index. The Fund's advisor considers these indexes to be standard performance benchmarks for the Fund's relative performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.IroncladFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.IroncladFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Calendar Quarter Return:	6.21%	Quarter Ended 12/31/11
Lowest Calendar Quarter Return:	-3.57%	Quarter Ended 9/30/11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Ironclad Managed Risk Fund | Ironclad Managed Risk Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IRONX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	$ 25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15
Wire fee	imst_WireFee	$ 20
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%	[1]
One Year	rr_ExpenseExampleYear01	$ 127
Three Years	rr_ExpenseExampleYear03	416
Five Years	rr_ExpenseExampleYear05	725
Ten Years	rr_ExpenseExampleYear10	$ 1,605
2011	rr_AnnualReturn2011	7.33%
2012	rr_AnnualReturn2012	7.53%
2013	rr_AnnualReturn2013	10.61%
2014	rr_AnnualReturn2014	4.89%
2015	rr_AnnualReturn2015	1.38%
2016	rr_AnnualReturn2016	1.89%
2017	rr_AnnualReturn2017	3.32%
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010
Ironclad Managed Risk Fund | After Taxes on Distributions | Ironclad Managed Risk Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	2.88%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010
Ironclad Managed Risk Fund | After Taxes on Distributions and Sales | Ironclad Managed Risk Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.17%
5 Years	rr_AverageAnnualReturnYear05	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010
Ironclad Managed Risk Fund | CBOE S&P 500 PutWrite Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.85%
5 Years	rr_AverageAnnualReturnYear05	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010
Ironclad Managed Risk Fund | S&P 500 Index (does not reflect deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception	rr_AverageAnnualReturnSinceInception	14.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 14, 2010

[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect as long as the Investment Advisory Agreement for the Fund is in effect, and it may be terminated only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.